Investment Securities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Fair values of Investment securities, pledged as collateral for public deposits	$ 357,231,440	$ 373,956,804
Collateralized Mortgage Backed Securities [Member]
Investment [Line Items]
Prior Period Reclassification Adjustment	$ 76,518,180